Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 498,191,361	₩ 462,288,552
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	20,837,878	20,274,490
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	53,549,086	50,987,847
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	3,190,673	2,025,962
Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	339,684,059	319,201,603
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	71,782,606	61,665,094
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	9,147,059	8,133,556
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	56,557,684	52,903,379
Financial assets at fair value through profit or loss | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	53,549,086	50,987,847
Financial assets at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	3,008,598	1,915,532
Financial assets at fair value through profit or loss | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets at fair value through profit or loss | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets at fair value through profit or loss | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets measured at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	43,931,946	35,633,456
Financial assets measured at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets measured at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets measured at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets measured at fair value through other comprehensive income | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial assets measured at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	43,931,946	35,633,456
Financial assets measured at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,504,105	2,370,116
Financial instruments designated at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,504,105	2,370,116
Financial instruments designated at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	395,015,551	371,271,171
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	20,837,878	20,274,490
Financial instruments at amortized cost | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	339,684,059	319,201,603
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	25,346,555	23,661,522
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	9,147,059	8,133,556
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	182,075	110,430
Derivatives held for hedging | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	182,075	110,430
Derivatives held for hedging | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 0	₩ 0